Recent Accounting Pronouncements and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Recent Accounting Pronouncements and Summary of Significant Accounting Policies [Line Items]
Value inventory					$ 0
Wrote-off inventory					900
Impairment charges					0	$ 0
Contract liability					0	500
Research and development expenses	$ 562	$ 5,060	$ 957	$ 9,022	11,310	10,375
Advertising costs					$ 300	5,300
Patents [Member]
Recent Accounting Pronouncements and Summary of Significant Accounting Policies [Line Items]
Estimated useful life					10 years
Research and Development Expense [Member]
Recent Accounting Pronouncements and Summary of Significant Accounting Policies [Line Items]
Research and development expenses					$ 11,300	10,400
Employee Compensation [Member]
Recent Accounting Pronouncements and Summary of Significant Accounting Policies [Line Items]
Research and development expenses					6,200	6,800
Materials And Equipment Purchases [Member]
Recent Accounting Pronouncements and Summary of Significant Accounting Policies [Line Items]
Research and development expenses					$ 5,100	3,600
Customer [Member]
Recent Accounting Pronouncements and Summary of Significant Accounting Policies [Line Items]
Raw materials inventory amount						$ 100